Earnings (loss) per share amounts (Tables)	12 Months Ended
Mar. 31, 2015
Earnings Per Share [Abstract]
Components of Basic and Diluted Earnings (loss) Per Share

The components of basic and diluted earnings (loss) per share were as follows:

	Year ended March 31,
	2015	2014	2013
Net income (loss) for basic and diluted earnings per share available to common shareholders	$24,128	$20,544	$(54,495)
Weighted-average number of shares outstanding – basic	121,581,694	120,997,027	120,744,832
Effect of dilutive securities – stock-based compensation	4,936,429	5,823,144	—

Weighted-average number of shares outstanding – diluted	126,518,123	126,820,171	120,744,832

Earnings (loss) per share
Basic	$0.20	$0.17	$(0.45)
Diluted	$0.19	$0.16	$(0.45)